Assets pledged, collateral received and assets transferred - Carrying amount of the assets pledged as security against liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 234,167	£ 222,215
Cash collateral and settlement balances
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	78,996	66,138
Loans and advances at amortised cost
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	64,772	65,216
Trading portfolio assets
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	63,969	71,518
Financial assets at fair value through the income statement
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	8,220	5,595
Financial assets at fair value through other comprehensive income
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 18,210	£ 13,748